Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	Interest- bearing loans and borrowings RMB million	Bonds payable RMB million	Securities sold under agreements to repurchase RMB million	Other liability- payable to third party holders of consolidated trust schemes and debt investment schemes RMB million	Other liability -interest payable related to financing activities RMB million	Total RMB million
At 1 January 2017	16,170	37,998	81,088	5,488	813	141,557
Changes from financing cash flows	3,121	(38,000)	6,228	764	(5,671)	(33,558)
Foreign exchange movement	(497)	—	—	—	—	(497)
Changes arising from losing control of consolidated structured entities	—	—	(7)	—	—	(7)
Interest expense	—	2	—	—	4,985	4,987

At 31 December 2017	18,794	—	87,309	6,252	127	112,482